UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/12

Date of reporting period:  06/30/12

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2012 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 62.90%
Commercial & Professional Services - 1.84%
Securitas AB (a)	879,929	$6,818,147
Consumer Durables & Apparel - 1.50%
Iconix Brand Group, Inc. (b)	317,155	5,540,698
Consumer Services - 4.35%
Regis Corp.	486,988	8,746,304
Speedway Motorsports, Inc.	435,200	7,359,232
		16,105,536
Diversified Financials - 4.30%
The Bank Of New York Mellon Corp.	403,000	8,845,850
CoreLogic, Inc. (b)	146,318	2,679,083
Federated Investors, Inc.	201,650	4,406,052
		15,930,985
Energy - 5.51%
Bill Barrett Corp. (b)	507,000	10,859,940
Patterson - UTI Energy, Inc.	654,769	9,533,437
		20,393,377
Food, Beverage & Tobacco - 4.59%
Cott Corp. (a)(b)	893,077	7,332,162
Molson Coors Brewing Co.	232,000	9,653,520
		16,985,682
Household & Personal Products - 2.14%
American Greetings Corp. (c)	542,619	7,933,090
Insurance - 8.06%
Aspen Insurance Holdings Ltd. (a)	301,914	8,725,315
Baldwin & Lyons, Inc. - Class B	114,860	2,669,346
Berkshire Hathaway, Inc. - Class B (b)	134,000	11,166,220
The Travelers Companies, Inc.	114,556	7,313,255
		29,874,136
Materials - 5.75%
Newmont Mining Corp.	214,630	10,411,701
Pan American Silver Corp. (a)	316,800	5,350,752
Royal Gold, Inc.	70,500	5,527,200
		21,289,653
Media - 1.67%
World Wrestling Entertainment, Inc. (c)	792,769	6,199,454
Pharmaceuticals, Biotechnology & Life Sciences - 4.22%
Bio-Rad Laboratories, Inc. (b)	80,357	8,036,504
Johnson & Johnson	112,200	7,580,232
		15,616,736
Retailing - 1.96%
Aaron's, Inc.	134,274	3,801,297
Halfords Group PLC (a)	968,998	3,478,322
		7,279,619
Software & Services - 13.16%
Amdocs Ltd. (a)(b)	233,400	6,936,648
Computer Sciences Corp.	227,000	5,634,140
CSG Systems International, Inc. (b)(c)	601,246	10,389,531
EPIQ Systems, Inc. (c)	612,066	7,497,809
Mantech International Corp. (c)	421,660	9,896,360
Microsoft Corp.	275,000	8,412,250
		48,766,738

Technology Hardware & Equipment - 2.95%
Checkpoint Systems, Inc. (b)	95,739	833,886
Dell, Inc. (b)	599,890	7,510,623
Tellabs, Inc.	775,000	2,580,750
		10,925,259
Telecommunication Services - 0.90%
Telephone & Data Systems, Inc.	156,769	3,337,612
TOTAL COMMON STOCKS (Cost $231,284,599)		232,996,722

	Principal
	Amount
CONVERTIBLE BONDS - 0.81%
Food & Staples Retailing - 0.81%
Spartan Stores, Inc.
3.375%, 05/15/2027	$3,101,000	3,011,846
TOTAL CONVERTIBLE BONDS (Cost $2,828,753)		3,011,846
CORPORATE BONDS - 25.29%
Capital Goods - 1.56%
Gibraltar Industries, Inc.
8.000%, 12/01/2015 (d)	5,646,000	5,773,035
Commercial & Professional Services - 2.53%
Ashtead Capital, Inc.
9.000%, 08/15/2016	3,312,000	3,432,060
FTI Consulting, Inc.
7.750%, 10/01/2016	3,946,000	4,079,177
Mobile Mini, Inc.
6.875%, 05/01/2015	1,815,000	1,835,419
		9,346,656
Consumer Durables & Apparel - 2.10%
Hanesbrands, Inc.
4.113%, 12/15/2014 (d)	2,290,000	2,290,023
Smith & Wesson Holding Corp.
9.500%, 01/14/2016	5,089,000	5,483,397
		7,773,420
Consumer Services - 2.00%
Speedway Motorsports, Inc.
8.750%, 06/01/2016	6,819,000	7,415,663
Energy - 3.97%
Bill Barrett Corp.
9.875%, 07/15/2016	4,203,000	4,644,315
Energy Partners Ltd.
8.250%, 02/15/2018	3,745,000	3,698,187
Petroquest Energy, Inc.
10.000%, 09/01/2017	6,182,000	6,367,460
		14,709,962
Food & Staples Retailing - 1.00%
The Pantry, Inc.
7.750%, 02/15/2014	3,720,000	3,720,000
Household & Personal Products - 2.01%
Amscan Holdings, Inc.
8.750%, 05/01/2014	4,489,000	4,505,879
Central Garden & Pet Co.
8.250%, 03/01/2018	2,925,000	2,932,312
		7,438,191
Media - 0.81%
Scholastic Corp.
5.000%, 04/15/2013	2,977,000	3,014,213
Paper Manufacturing - 2.04%
Intertape Polymer US, Inc.
8.500%, 08/01/2014	7,549,000	7,567,873
Pharmaceuticals, Biotechnology & Life Sciences - 0.52%
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	1,739,000	1,921,595

Retailing - 3.27%
Collective Brands, Inc.
8.250%, 08/01/2013	3,555,000	3,572,811
HSN, Inc.
11.250%, 08/01/2016	4,000,000	4,250,040
PEP Boys-Manny Moe & Jack
7.500%, 12/15/2014	4,212,000	4,275,222
		12,098,073
Software & Services - 0.92%
Computer Sciences Corp.
6.500%, 03/15/2018	3,183,000	3,397,852
Transportation Equipment Manufacturing - 1.22%
Affinia Group, Inc.
10.750%, 08/15/2016	2,945,000	3,191,644
Oshkosh Corp.
8.250%, 03/01/2017	1,220,000	1,335,900
		4,527,544
Truck Transportation - 1.34%
Quality Distribution LLC / QD Capital Corp.
9.875%, 11/01/2018	4,541,000	4,972,395

TOTAL CORPORATE BONDS (Cost $92,320,160)		93,676,472
	Shares
REAL ESTATE INVESTMENT TRUST - 2.02%
Real Estate - 2.02%
Potlatch Corp.	234,219	7,480,955
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $7,560,532)		7,480,955
Total Investments (Cost $333,994,044) - 91.02%		337,165,995
Other Assets in Excess of Liabilities - 8.98%		33,259,856
TOTAL NET ASSETS - 100.00%		$370,425,851

Percentages are stated as a percent of net assets.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Affiliated company. See Footnote 3.
(d)	Variable rate security. The rate shown is as of June 30, 2012.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Open Forward Currency Contracts
June 30, 2012 (Unaudited)
Intrepid Capital Fund

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be delivered	Amount of Currency to be Delivered	Unrealized Appreciation
11/21/2012	U.S. Dollars	5,000,000	British Pound	3,166,361	$43,153
					$43,153
The accompanying footnotes are an integral part of these Schedules.

Schedule of Investments
June 30, 2012 (Unaudited)
Intrepid Small Cap Fund

	Shares	Value
COMMON STOCKS - 53.66%
Commercial & Professional Services - 4.06%
FTI Consulting, Inc. (a)	510,360	$14,672,850
Securitas AB (b)	2,155,400	16,701,160
		31,374,010
Consumer Durables & Apparel - 1.23%
Iconix Brand Group, Inc. (a)	545,000	9,521,150
Consumer Services - 3.21%
International Speedway Corp. - Class A	315,109	8,249,554
Regis Corp.	307,886	5,529,632
Speedway Motorsports, Inc.	651,121	11,010,456
		24,789,642
Diversified Financials - 1.64%
CoreLogic, Inc. (a)	103,608	1,897,062
Federated Investors, Inc.	491,022	10,728,831
		12,625,893
Energy - 5.74%
Bill Barrett Corp. (a)	1,084,779	23,235,966
Newfield Exploration Co. (a)	315,880	9,258,443
Patterson - UTI Energy, Inc.	812,712	11,833,087
		44,327,496
Food, Beverage & Tobacco - 1.03%
Cott Corp. (a)(b)	971,221	7,973,724
Health Care Equipment & Services - 2.23%
Teleflex, Inc.	282,697	17,219,074
Household & Personal Products - 2.09%
American Greetings Corp. (c)	1,100,587	16,090,582
Insurance - 4.06%
AMERISAFE, Inc. (a)	307,947	7,991,224
Aspen Insurance Holdings Ltd. (b)	600,181	17,345,231
Baldwin & Lyons, Inc. - Class B	259,708	6,035,614
		31,372,069
Materials - 1.70%
Pan American Silver Corp. (b)	776,975	13,123,108
Media - 1.73%
World Wrestling Entertainment, Inc. (c)	1,709,852	13,371,043
Miscellaneous Manufacturing - 0.20%
STERIS Corp.	49,742	1,560,407
Pharmaceuticals, Biotechnology & Life Sciences - 3.83%
Bio-Rad Laboratories, Inc. (a)	214,573	21,459,446
ICON PLC - ADR (a)	358,289	8,072,251
		29,531,697
Retailing - 2.34%
Aaron's, Inc.	388,790	11,006,645
Halfords Group PLC (b)	1,959,883	7,035,210
		18,041,855
Software & Services - 14.96%
Amdocs Ltd. (a)(b)	389,110	11,564,349
Computer Sciences Corp.	491,000	12,186,620
Convergys Corp. (b)	704,276	10,402,157
CSG Systems International, Inc. (a)(c)	1,341,547	23,181,932
EPIQ Systems, Inc. (c)	1,753,865	21,484,846
Global Payments, Inc.	274,914	11,884,532
Mantech International Corp. (c)	958,703	22,500,760
TeleTech Holdings, Inc. (a)	144,716	2,315,456
		115,520,652
Technology Hardware & Equipment - 2.51%
Ingram Micro, Inc. (a)	496,970	8,682,066
Tellabs, Inc.	3,206,540	10,677,778
		19,359,844
Telecommunication Services - 1.10%
Telephone & Data Systems, Inc.	398,613	8,486,471
TOTAL COMMON STOCKS (Cost $416,651,327)		414,288,717

REAL ESTATE INVESTMENT TRUST - 2.16%
Real Estate - 2.16%
Potlatch Corp. (a)	522,931	16,702,416
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $16,056,340)		16,702,416
Total Investments (Cost $432,707,667) - 55.82%		430,991,133
Other Assets in Excess of Liabilities - 44.18%		341,129,713
TOTAL NET ASSETS - 100.00%		$772,120,846

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Affiliated company. See Footnote 3.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Open Forward Currency Contracts
June 30, 2012 (Unaudited)
Intrepid Small Cap Fund

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be delivered	Amount of Currency to be Delivered	Unrealized Depreciation
7/10/2012	U.S. Dollars	11,925,287	Swedish Krona	83,000,000	$(68,086)
					$(68,086)
The accompanying footnotes are an integral part of these Schedules.

Schedule of Investments
June 30, 2012 (Unaudited)
Intrepid Income Fund

	Shares	Value
COMMON STOCKS - 2.70%
Media - 0.91%
World Wrestling Entertainment, Inc. (a)	113,320	$886,162
Retailing - 0.98%
Halfords Group PLC (b)	264,700	950,169
Software & Services - 0.81%
Mantech International Corp. (a)	33,300	781,551
TOTAL COMMON STOCKS (Cost $2,962,267)		2,617,882

PREFERRED STOCK - 0.35%
Insurance - 0.35%
Aspen Insurance Holdings Ltd. 7.401% (b)	13,000	333,970
TOTAL PREFERRED STOCK (Cost $298,935)		333,970
	Principal
	Amount
CONVERTIBLE BONDS - 4.05%
Food & Staples Retailing - 4.05%
Spartan Stores, Inc.
3.375%, 05/15/2027	$4,043,000	3,926,764
TOTAL CONVERTIBLE BONDS (Cost $3,593,224)		3,926,764

CORPORATE BONDS - 64.15%
Capital Goods - 3.86%
Gibraltar Industries, Inc.
8.000%, 12/01/2015 (c)	3,661,000	3,743,373
Commercial & Professional Services - 7.51%
Ashtead Capital, Inc.
9.000%, 08/15/2016	2,438,000	2,526,378
FTI Consulting, Inc.
7.750%, 10/01/2016	2,710,000	2,801,463
Mobile Mini, Inc.
6.875%, 05/01/2015	1,928,000	1,949,690
		7,277,531

Consumer Durables & Apparel - 5.84%
Hanesbrands, Inc.
4.113%, 12/15/2014 (c)	2,072,000	2,072,021
Smith & Wesson Holding Corp.
9.500%, 01/14/2016	3,327,000	3,584,842
		5,656,863
Consumer Services - 3.61%
Speedway Motorsports, Inc.
8.750%, 06/01/2016	3,222,000	3,503,925
Energy - 8.83%
Bill Barrett Corp.
9.875%, 07/15/2016	2,653,000	2,931,565
Energy Partners Ltd.
8.250%, 02/15/2018	1,874,000	1,850,575
Petroquest Energy, Inc.
10.000%, 09/01/2017	3,662,000	3,771,860
		8,554,000
Food & Staples Retailing - 2.04%
The Pantry, Inc.
7.750%, 02/15/2014	1,976,000	1,976,000
General Merchandise Stores - 1.97%
Dollar General Corp.
11.875%, 07/15/2017	1,798,000	1,908,145
Household & Personal Products - 4.98%
Amscan Holdings, Inc.
8.750%, 05/01/2014	2,923,000	2,933,990
Central Garden & Pet Co.
8.250%, 03/01/2018	1,890,000	1,894,725
		4,828,715

Media - 1.95%
Scholastic Corp.
5.000%, 04/15/2013	1,868,000	1,891,350
Paper Manufacturing - 4.06%
Intertape Polymer US, Inc.
8.500%, 08/01/2014	3,921,000	3,930,803
Pharmaceuticals, Biotechnology & Life Sciences - 2.57%
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	2,253,000	2,489,565
Retailing - 9.99%
Collective Brands, Inc.
8.250%, 08/01/2013	2,630,000	2,643,176
HSN, Inc.
11.250%, 08/01/2016	2,904,000	3,085,529
The PEP Boys-Manny Moe & Jack
7.500%, 12/15/2014	3,897,000	3,955,494
		9,684,199
Software & Services - 1.09%
Computer Sciences Corp.
6.500%, 03/15/2018	988,000	1,054,690
Transportation Equipment Manufacturing - 3.59%
Affinia Group, Inc.
10.750%, 08/15/2016	1,499,000	1,624,541
Oshkosh Corp.
8.250%, 03/01/2017	1,699,000	1,860,405
		3,484,946
Truck Transportation - 2.26%
Quality Distibution LLC / QD Capital Corp.
9.875%, 11/01/2018	2,000,000	2,190,000
TOTAL CORPORATE BONDS (Cost $60,792,352)		62,174,105
	Shares
REAL ESTATE INVESTMENT TRUST - 2.25%
Real Estate - 2.25%
Potlatch Corp.	68,400	2,184,696
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $2,211,540)		2,184,696
Total Investments (Cost $69,858,318) - 73.50%		71,237,417
Other Assets in Excess of Liabilities - 26.50%		25,678,099
TOTAL NET ASSETS - 100.00%		$96,915,516

Percentages are stated as a percent of net assets.
(a)	Affiliated company. See Footnote 3.
(b)	Foreign issued security.
(c)	Variable rate security. The rate listed is as of June 30, 2012.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Open Forward Currency Contracts
June 30, 2012 (Unaudited)
Intrepid Income Fund

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be delivered	Amount of Currency to be Delivered	Unrealized Appreciation
11/5/2012	U.S. Dollars	1,000,000	British Pound	617,017	$34,022
					$34,022
The accompanying footnotes are an integral part of these Schedules.

Schedule of Investments
June 30, 2012 (Unaudited)
Intrepid All Cap Fund

	Shares	Value
COMMON STOCKS - 71.80%
Commercial & Professional Services - 1.93%
FTI Consulting, Inc. (a)	30,575	$879,031
Consumer Durables & Apparel - 1.22%
Iconix Brand Group, Inc. (a)	32,000	559,040
Consumer Services - 4.77%
International Speedway Corp.	26,100	683,298
Regis Corp.	25,226	453,059
Speedway Motorsports, Inc.	61,552	1,040,844
		2,177,201
Diversified Financials - 6.19%
The Bank Of New York Mellon Corp.	83,900	1,841,605
CoreLogic, Inc. (a)	12,030	220,269
Federated Investors, Inc.	34,891	762,369
		2,824,243
Energy - 4.72%
Bill Barrett Corp. (a)	60,300	1,291,626
Patterson - UTI Energy, Inc.	59,200	861,952
		2,153,578
Food, Beverage & Tobacco - 3.67%
Molson Coors Brewing Co.	40,300	1,676,883
Health Care Equipment & Services - 4.01%
CR Bard, Inc.	6,770	727,369
Teleflex, Inc.	18,100	1,102,471
		1,829,840
Household & Personal Products - 1.88%
American Greetings Corp. (b)	58,711	858,355
Insurance - 5.09%
Aspen Insurance Holdings Ltd. (c)	35,200	1,017,280
The Travelers Companies, Inc.	20,445	1,305,209
		2,322,489
Materials - 1.51%
Pan American Silver Corp. (c)	40,680	687,085
Media - 2.16%
World Wrestling Entertainment, Inc. (b)	126,084	985,977
Pharmaceuticals, Biotechnology & Life Sciences - 6.31%
Bio-Rad Laboratories, Inc. (a)	12,021	1,202,220
ICON PLC - ADR (a)	24,600	554,238
Johnson & Johnson	16,650	1,124,874
		2,881,332
Retailing - 0.96%
Halfords Group PLC (c)	121,500	436,137
Software & Services - 17.02%
Amdocs Ltd. (a)(c)	23,200	689,504
Computer Sciences Corp.	17,300	429,386
CSG Systems International, Inc. (a)(b)	95,050	1,642,464
EPIQ Systems, Inc. (b)	81,682	1,000,604
Global Payments, Inc.	15,900	687,357
Mantech International Corp. (b)	40,550	951,709
Microsoft Corp.	45,700	1,397,963
SAIC, Inc.	79,900	968,388
		7,767,375

Technology Hardware & Equipment - 6.83%
Dell, Inc. (a)	143,290	1,793,991
Tellabs, Inc.	397,535	1,323,792
		3,117,783
Telecommunication Services - 3.53%
Telephone & Data Systems, Inc.	75,763	1,612,994
TOTAL COMMON STOCKS (Cost $33,374,217)		32,769,343

REAL ESTATE INVESTMENT TRUST - 2.24%
Real Estate - 2.24%
Potlatch Corp.	31,965	1,020,962
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,001,885)		1,020,962
Total Investments (Cost $34,376,102) - 74.04%		33,790,305
Other Assets in Excess of Liabilities - 25.96%		11,845,637
TOTAL NET ASSETS - 100.00%		$45,635,942

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated company. See Footnote 3.
(c)	Foreign issued security.

The accompanying footnotes are an integral part of these Schedules of Investments.

Footnotes to the Schedules of Investments
June 30, 2012 (Unaudited)

1. Fair Valuation Pricing Inputs

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  These securities will generally be classified as Level 2 securities.

Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Funds' investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

The Intrepid Capital Fund
Total Common Stocks*	$232,996,722	$-	$-	$232,996,722
Total Convertible Bonds*	-	3,011,846	-	3,011,846
Total Corporate Bonds*	-	93,676,472	-	93,676,472
Total Real Estate Investment Trust	7,480,955	-	-	7,480,955

Total Investments in Securities	$240,477,677	$96,688,318	$-	$337,165,995

Other Financial Instruments**
Total Forward Currency Contracts	$-	$43,153	$-	$43,153

The Intrepid Small Cap Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$414,288,717	$-	$-	$414,288,717
Total Real Estate Investment Trust	16,702,416	-	-	16,702,416

Total Investment in Securities	$430,991,133	$-	$-	$430,991,133

Other Financial Instruments**
Total Forward Currency Contracts	$-	$(68,086)	$-	$(68,086)

The Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,617,882	$-	$-	$2,617,882
Total Preferred Stock	333,970	-	-	333,970
Total Convertible Bond*	-	3,926,764	-	3,926,764
Totol Corporate Bonds*	-	62,174,105	-	62,174,105
Total Real Estate Investment Trust	2,184,696	-	-	2,184,696

Total Investment in Securities	5,136,548	$66,100,869	$-	$71,237,417

Other Financial Instruments**
Total Forward Currency Contracts	$-	$34,022	$-	$34,022

The Intrepid All Cap Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$32,769,343	$-	$-	$32,769,343
Total Real Estate Investment Trust	1,020,962	-	-	1,020,962

Total Investment in Securities	$33,790,305	$-	$-	$33,790,305

* For further information regarding security characteristics, please see the Schedules of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

There were no transfers of securities between levels during the period ended June 30, 2012.  The Funds did not hold any level 3 securities during the period ended June 30, 2012.  The Funds recognize transfers between levels at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Funds' adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to exchange rate risk.  During the period ended June 30, 2012, the Intrepid Capital Fund, Intrepid Small Cap Fund, and Intrepid Income Fund held derivative instruments.

Balance Sheet - Values of Derivative Instruments as of June 30, 2012.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Intrepid Capital Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$ 43,153			$-
Total		$ 43,153			$-

Intrepid Small Cap Fund
Forward Currency Contracts		$ -	Depreciation of forward currency contracts		$(68,086)
Total		$ -			$(68,086)

Intrepid Income Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$ 34,022			$-
Total		$ 34,022		$	$ -

The average monthly notional amount of forward currency contracts during the period ended June 30, 2012 were as follows:

Long Positions	Intrepid Capital Fund
Forward currency contracts	$3,444,372

Short Positions	Intrepid Capital Fund
Forward currency contract	$(4,444,444)

Long Positions	Intrepid Small Cap Fund
Forward currency contracts	$1,453,383

Short Positions	Intrepid Small Cap Fund
Forward currency contract	$(16,427,809)

Long Positions	Intrepid Income Fund
Forward currency contracts	$-

Short Positions	Intrepid Income Fund
Forward currency contract	$(222,222)

Derivative Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2012 for Intrepid Capital Fund, Intrepid Small Cap, Intrepid Income Fund, and Intrepid All Cap Fund (collectively the "Funds"), were as follows*:

		Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid All Cap Fund
	Cost of Investments	$333,994,044	$432,707,667	$69,858,318	$34,376,102
	Gross unrealized appreciation	$21,082,757	$37,302,598	$2,174,695	$2,416,324
	Gross unrealized depreciation	(17,910,806)	(39,019,132)	(795,596)	(3,002,121)
	Net unrealized appreciation	$3,171,951	$(1,716,534)	$1,379,099	$(585,797)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

3.	Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 1, 2011 through June 30, 2012.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	Intrepid Capital Fund
		Share Balance			Share Balance	Interest	Dividend	Realized	Value at	Cost at
		Face Value ($)			Face Value ($)
	Issuer Name	at Oct. 1, 2011	Additions	Reductions	at June 30, 2012	Income	Income	Gain	June 30, 2012	June 30, 2012
	American Greetings Corp.	286,400	256,219	-	542,619	$ -	$ 159,246	$ -	$ 7,933,090	$ 9,216,722
	AMERISAFE, Inc. (a)	305,405	500	(305,905)	-	-	-	2,055,866	-	-
	CSG Systems International, Inc.	498,950	102,296	-	601,246	-	-	-	10,389,531	9,995,212
	EPIQ Systems, Inc.	351,910	260,156	-	612,066	-	61,097	-	7,497,809	7,328,793
	Mantech International Corp.	88,000	333,660	-	421,660	-	158,615	-	9,896,360	12,326,632
	Oil-Dri Corporation of America - Class A (a)	105,847	-	(105,847)	-	-	36,395	641,986	-	-
	World Wrestling Entertainment, Inc.	415,524	377,245	-	792,769	-	200,114	-	6,199,454	7,259,354
	American Greetings Corp., 7.375%, 06/01/2016	$ 6,822,000	-	$ (6,822,000)	$ -	82,456	-	67,769	-	-
						$ 82,456	$ 615,467	$ 2,697,852	$ 41,916,244	$ 46,126,713

	Intrepid Small Cap Fund
		Share Balance			Share Balance	Interest	Dividend	Realized	Value at	Cost at
	Issuer Name	at Oct. 1, 2011	Additions	Reductions	at June 30, 2012	Income	Income	Gain/(Loss)	June 30, 2012	June 30, 2012
	American Greetings Corp.	599,740	500,847	-	1,100,587	$ -	$ 401,214	$ -	$ 16,090,582	$ 19,022,212
	AMERISAFE, Inc. (a)	762,226	-	(454,279)	307,947	-	-	3,350,169	7,991,224	5,319,285
	CSG Systems International, Inc.	1,413,299	121,100	(192,852)	1,341,547	-	-	(709,814)	23,181,932	22,353,732
	EPIQ Systems, Inc.	822,794	1,164,230	(233,159)	1,753,865	-	149,528	294,906	21,484,846	20,616,951
	Mantech International Corp.	547,408	515,459	(104,164)	958,703	-	509,998	(1,018,779)	22,500,760	22,500,759
	Oil-Dri Corporation of America - Class A (a)	272,997	-	(272,997)	-	-	73,808	1,650,475	-	-
	World Wrestling Entertainment, Inc.	910,965	798,887	-	1,709,852	-	481,408	-	13,371,043	15,607,252
						$ -	$ 1,615,956	$ 3,566,957	$ 104,620,387	$ 105,420,191
	Intrepid Income Fund
		Share Balance			Share Balance	Interest	Dividend	Realized	Value at	Cost at
	Issuer Name	at Oct. 1, 2011	Additions	Reductions	at June 30, 2012	Income	Income	Gain/(Loss)	June 30, 2012	June 30, 2012
	Mantech International Corp.	-	33,300	-	33,300	$ -	$ 6,993	$ -	$ 781,551	$ 749,160
	World Wrestling Entertainment, Inc.	-	113,320	-	113,320	-	25,598	-	886,162	1,048,162
						$ -	$ 32,591	$ -	$ 1,667,713	$ 1,797,322

	Intrepid All Cap Fund
		Share Balance			Share Balance	Interest	Dividend	Realized	Value at	Cost at
	Issuer Name	at Oct. 1, 2011	Additions	Reductions	at June 30, 2012	Income	Income	Gain/(Loss)	June 30, 2012	June 30, 2012
	American Greetings Corp.	29,800	28,911	-	58,711	$ -	$ 20,420	$ -	$ 858,355	$ 997,695
	CSG Systems International, Inc.	73,450	21,600	-	95,050	-	-	-	1,642,464	1,650,276
	EPIQ Systems, Inc.	46,765	53,917	(19,000)	81,682	-	6,880	34,087	1,000,604	954,462
	Mantech International Corp.	28,810	22,340	(10,600)	40,550	-	24,440	(79,035)	951,709	1,270,643
	World Wrestling Entertainment, Inc.	38,483	87,601	-	126,084	-	25,734	-	985,977	1,142,688
						$ -	$ 77,474	$ (44,948)	$ 5,439,109	$ 6,015,764

	(a) Security is no longer an affiliated company at June 30, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)              /s/ Mark F. Travis
Mark F. Travis, President

Date         8/20/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Mark F. Travis
Mark F. Travis, President

Date         8/20/12

By (Signature and Title)*            /s/ Donald C. White
Donald C. White, Treasurer

Date         8/20/12

* Print the name and title of each signing officer under his or her signature.